Share Capital and Public Offerings (Tables)	6 Months Ended
Jun. 30, 2022
Share Capital and Public Offerings [Abstract]
Schedule of common share warrant activity
Balance on January 1, 2022	5,409,746
Issuances	4,334,616
Exercises	-
Balance on June 30, 2022	9,744,362